Paul Hastings LLP

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telephone (415) 856-7000

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www.paulhastings.com

May 13, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:       Metropolitan West Funds - File Nos. 333-18737 and 811-07989

Ladies and Gentlemen:

We are counsel to the Metropolitan West Funds (the “Trust”), and hereby submit for review the enclosed Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) which is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended.

The purpose of the Amendment is to seek review by the staff of the Securities and Exchange Commission of an additional prospectus and a statement of additional information with respect to two new series of the Trust, which have been designated the Metropolitan West ESG Securitized Fund and Metropolitan West Opportunistic High Income Credit Fund.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL HASTINGS LLP